UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Name and address of agent for service)

608-960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 60.75%
Beverages - 4.56%
Brown-Forman Corp. - Class B	17,500	$857,675
Constellation Brands, Inc. - Class A	6,900	1,510,203
PepsiCo., Inc.	11,000	1,197,570
		3,565,448
Biotechnology - 2.98%
Exact Sciences Corp. (a)	20,000	1,195,800
Portola Pharmaceuticals, Inc. (a)	30,000	1,133,100
		2,328,900
Consumer Finance - 4.27%
American Express Co.	12,500	1,225,000
Discover Financial Services	20,500	1,443,405
Synchrony Financial	20,000	667,600
		3,336,005
Health Care Equipment and Supplies - 4.87%
ABIOMED, Inc. (a)	3,400	1,390,770
Intuitive Surgical, Inc. (a)	3,250	1,555,060
Medtronic PLC (b)	10,000	856,100
		3,801,930
Industrial Conglomerates - 1.29%
Honeywell International, Inc.	7,000	1,008,350
Internet and Direct Marketing Retail - 3.78%
Amazon.com, Inc. (a)	900	1,529,820
Booking Holdings, Inc. (a)	700	1,418,963
		2,948,783
Internet Software and Services - 19.51%
Alibaba Group Holding Ltd. - ADR (a)(b)	6,250	1,159,563
Alphabet, Inc. - Class A (a)	800	903,352
Alphabet, Inc. - Class C (a)	500	557,825
First Data Corp. (a)	60,000	1,255,800
Fiserv, Inc. (a)	15,000	1,111,350
FleetCor Technologies, Inc. (a)	6,500	1,369,225
Jack Henry & Associates, Inc.	7,500	977,700
Mastercard, Inc. - Class A	8,500	1,670,420
PayPal Holdings, Inc. (a)	19,000	1,582,130
Tencent Holdings Ltd. - ADR (b)	22,000	1,105,500
Visa, Inc. - Class A	14,400	1,907,280
WEX, Inc. (a)	8,600	1,638,128
		15,238,273
Oil, Gas and Consumable Fuels - 3.04%
Enbridge, Inc. (b)	35,000	1,249,150
Phillips 66	10,000	1,123,100
		2,372,250
Pharmaceuticals - 0.94%
Canopy Growth Corp. (a)(b)	25,000	732,250
Semiconductors and Semiconductor Equipment - 3.65%
Microchip Technology, Inc.	17,000	1,546,150
NVIDIA Corp.	5,500	1,302,950
		2,849,100
Software - 10.20%
Adobe Systems, Inc. (a)	3,500	853,335
ANSYS, Inc. (a)	7,200	1,254,096
Autodesk, Inc. (a)	7,500	983,175
Dassault Systemes SE - ADR (b)	9,500	1,333,372
Guidewire Software, Inc. (a)	12,000	1,065,360
Microsoft Corp.	15,000	1,479,150
Tyler Technologies, Inc. (a)	4,500	999,450
		7,967,938
Technology Hardware, Storage, and Peripherals - 1.66%
Apple, Inc.	7,000	1,295,770
TOTAL COMMON STOCKS (Cost $34,810,693)		47,444,997

CORPORATE BONDS - 29.29%	PRINCIPAL AMOUNT	FAIR VALUE
Banks - 6.74%
Bank of the Ozarks, Inc.
5.500%, 07/01/2026	$885,000	912,889
Citigroup, Inc. (c)
3.421% (3 Month LIBOR USD + 1.100%), 05/17/2024	1,500,000	1,508,512
Citigroup Funding, Inc. (c)
3.685% (3 Month LIBOR USD + 1.350%), 04/25/2024	500,000	503,002
Home BancShares, Inc.
5.625%, 04/15/2027	1,040,000	1,074,538
Wells Fargo & Co. (c)
6.111% (3 Month LIBOR USD + 3.770%), 03/29/2049	1,250,000	1,267,969
		5,266,910
Building Products - 1.54%
Owens Corning
4.200%, 12/15/2022	1,200,000	1,204,082
Commercial Services and Supplies - 0.68%
Steelcase, Inc.
6.375%, 02/15/2021	500,000	532,071
Communications Equipment - 0.62%
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	485,505
Consumer Finance - 2.62%
General Electric Capital Corp.
3.341% (3 Month LIBOR USD + 1.000%), 03/15/2023 (c)	1,000,000	1,012,260
5.500%, 01/08/2020	1,000,000	1,036,776
		2,049,036
Diversified Financial Services - 1.39%
JPMorgan Chase & Co.
6.750%, 01/29/2050	1,000,000	1,088,750
Electrical Equipment Instruments and Components - 1.78%
FLIR Systems, Inc.
3.125%, 06/15/2021	1,405,000	1,390,575
Food Products - 1.31%
Ingredion, Inc.
4.625%, 11/01/2020	1,000,000	1,025,579
Health Care Providers and Services - 0.95%
CVS Pass-Through Trust
6.943%, 01/10/2030	232,756	262,019
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	477,500
		739,519
Industrial Conglomerates - 0.62%
Carlisle Cos, Inc.
3.500%, 12/01/2024	500,000	483,292
Insurance - 2.03%
Fidelity National Financial, Inc.
5.500%, 09/01/2022	1,000,000	1,065,092
Old Republic International Corp.
4.875%, 10/01/2024	500,000	519,035
		1,584,127
Life Sciences Tools and Services - 0.66%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	517,188
Media - 1.28%
Time Warner Cable, LLC
4.000%, 09/01/2021	1,000,000	1,000,713
Pharmaceuticals - 2.53%
Actavis Funding SCS (b)
3.000%, 03/12/2020	1,000,000	995,668
Zoetis, Inc.
3.450%, 11/13/2020	975,000	977,903
		1,973,571
Professional Services - 0.64%
Dun & Bradstreet Corp. (d)
4.625%, 12/01/2022	500,000	496,589
Semiconductors and Semiconductor Equipment - 1.29%
KLA-Tencor Corp.
3.375%, 11/01/2019	1,000,000	1,004,043

Software - 2.61%
CA, Inc.
4.500%, 08/15/2023	1,000,000	1,034,287
2.875%, 08/15/2018	500,000	500,384
Symantec Corp.
4.200%, 09/15/2020	500,000	502,704
		2,037,375
TOTAL CORPORATE BONDS (Cost $23,120,263)		22,878,925

GOVERNMENT SECURITIES & AGENCY ISSUES - 3.81%
U.S. Treasury Notes - 3.81%
1.250%, 04/30/2019	1,000,000	991,367
1.250%, 05/31/2019	2,000,000	1,980,508
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES (Cost $2,988,050)		1,980,508

	SHARES	FAIR VALUE
SHORT TERM INVESTMENTS - 5.06%
Money Market Funds - 5.06%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.76% (e)	3,950,194	3,950,194
TOTAL SHORT TERM INVESTMENTS (Cost $3,950,194)		3,950,194

TOTAL INVESTMENTS (Cost $64,869,200) - 98.91%		76,254,624
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.09%		848,597
TOTAL NET ASSETS - 100.00%		$77,103,221

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 2.90%, Canada: 2.54%, France: 1.71%, Luxembourg: 1.27%, Ireland: 1.10%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of June 30, 2018.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate listed is as of June 30, 2018.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these Schedules of Investments.

Plumb Equity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 95.42%
Beverages - 4.94%
Brown-Forman Corp. - Class B	10,000	$490,100
Constellation Brands, Inc. - Class A	5,800	1,269,446
		1,759,546
Biotechnology - 5.92%
Exact Sciences Corp. (a)	19,500	1,165,905
Portola Pharmaceuticals, Inc. (a)	25,000	944,250
		2,110,155
Consumer Finance - 4.87%
Discover Financial Services	15,200	1,070,232
Synchrony Financial	20,000	667,600
		1,737,832
Health Care Equipment and Supplies - 8.42%
ABIOMED, Inc. (a)	4,000	1,636,200
Intuitive Surgical, Inc. (a)	2,850	1,363,668
		2,999,868
Industrial Conglomerates - 2.42%
Honeywell International, Inc.	6,000	864,300
Internet and Direct Marketing Retail - 6.47%
Amazon.com, Inc. (a)	700	1,189,860
Booking Holdings, Inc. (a)	550	1,114,900
		2,304,760
Internet Software and Services - 8.59%
Alibaba Group Holding Ltd. - ADR (a)(b)	5,000	927,650
Alphabet, Inc. - Class A (a)	1,000	1,129,190
Tencent Holdings Ltd. - ADR (b)	20,000	1,005,000
		3,061,840
IT Services - 26.99%
First Data Corp. (a)	55,000	1,151,150
Fiserv, Inc. (a)	10,400	770,536
FleetCor Technologies, Inc. (a)	5,900	1,242,835
Jack Henry & Associates, Inc.	7,000	912,520
Mastercard, Inc. - Class A	6,500	1,277,380
PayPal Holdings, Inc. (a)	15,000	1,249,050
Visa, Inc. - Class A	12,000	1,589,400
WEX, Inc. (a)	7,500	1,428,600
		9,621,471
Pharmaceuticals - 1.64%
Canopy Growth Corp. (a)(b)	20,000	585,800
Semiconductors and Semiconductor Equipment - 5.45%
Microchip Technology, Inc.	12,000	1,091,400
NVIDIA Corp.	3,600	852,840
		1,944,240
Software - 18.15%
Adobe Systems, Inc. (a)	4,000	975,240
ANSYS, Inc. (a)	7,200	1,254,096
Autodesk, Inc. (a)	8,000	1,048,720
Dassault Systemes SE - ADR (b)	8,500	1,193,017
Guidewire Software, Inc. (a)	10,000	887,800
Tyler Technologies, Inc. (a)	5,000	1,110,500
		6,469,373
Technology Hardware, Storage, and Peripherals - 1.56%
Apple, Inc.	3,000	555,330
TOTAL COMMON STOCKS (Cost $20,563,794)		34,014,515

SHORT TERM INVESTMENTS - 4.22%
Money Market Funds - 4.22%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.76% (c)	1,503,785	1,503,785
TOTAL SHORT TERM INVESTMENTS (Cost $1,503,785)		1,503,785

TOTAL INVESTMENTS (Cost $22,067,579) - 99.64%		35,518,300
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.36%		128,897
TOTAL NET ASSETS - 100.00%		$35,647,197

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 5.42%, France: 3.35%, Canada: 1.64%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of June 30, 2018.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$47,444,997	$-	$-	$47,444,997
Corporate Bonds*	-	22,878,925	-	22,878,925
Government Securities & Agency Issues*	-	2,971,875	-	2,971,875
Money Market Funds	3,950,194	-	-	3,950,194
Total	$51,395,191	$25,850,800	$-	$77,245,991

Description	Level 1	Level 2	Level 3	Total

Plumb Equity Fund
Common Stocks*	$34,014,515	$-	$-	$34,014,515
Money Market Funds	1,503,785	-	-	1,503,785
Total	$35,518,300	$-	$-	$35,518,300

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended June 30, 2018, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the schedules of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Wisconsin Capital Funds, Inc.

By (Signature and Title)  /s/ Thomas G. Plumb
                                            Thomas G. Plumb, President

Date   August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Thomas G. Plumb
                                               Thomas G. Plumb, President

Date   August 27, 2018

By (Signature and Title)*  /s/ Nathan Plumb
                                               Nathan Plumb, Chief Financial Officer,
                                               Wisconsin Capital Management

Date   August 27, 2018

* Print the name and title of each signing officer under his or her signature.